Basis of preparation (Details) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)
Condensed Income Statements, Captions [Line Items]
Revenue	₨ 39,885,580	$ 466,054	₨ 35,633,922	₨ 33,403,726
Cost of sales	(24,917,342)	(291,154)	(22,378,001)	(21,379,429)
Gross Profit	14,968,238	174,900	13,255,921	12,024,297
Other Operating Income	363,968	4,253	378,973	324,021
Selling, general and administrative expenses	(7,442,361)	(86,962)	(6,462,069)	(5,728,696)
Depreciation and amortization	(5,633,054)	(65,821)	(4,773,414)	(3,971,865)
Operating Profit	2,256,791	26,370	2,399,411	2,647,757
Investment income	187,844	2,195	156,154	39,712
Finance Income	12,632	148	108	10,291
Finance Expenses	2,743,679		2,203,634	1,676,739
Interest expenses on Lease liabilities	(298,696)		(253,316)
Profit before tax	(286,412)	(3,346)	352,039	1,021,021
Income tax (expense) / benefit	498,546	5,825	183,100	346,499
Profit for the year	₨ (784,958)	$ (9,171)	168,939	674,522
IAS 1 [Member]
Condensed Income Statements, Captions [Line Items]
Revenue			35,633,922	33,403,726
Cost of sales			(22,378,001)	(21,379,429)
Gross Profit			13,255,921	12,024,297
Other Operating Income			184,613	131,840
Selling, general and administrative expenses			(6,499,562)	(5,733,634)
Depreciation and amortization			(4,773,414)	(3,971,865)
Operating Profit			2,167,558	2,450,638
Investment income			0	0
Profit before financing and income taxes			2,167,558	2,450,638
Finance Income			337,723	222,905
Finance Expenses			(1,903,278)	(1,460,610)
Interest expenses on pension liabilities			0	0
Interest expenses on Lease liabilities			(249,964)	(191,912)
Net Finance Expenses			(1,815,519)	(1,429,617)
Profit before tax			352,039	1,021,021
Income tax (expense) / benefit			(183,100)	(346,499)
Profit for the year			168,939	674,522
IFRS 18 [Member]
Condensed Income Statements, Captions [Line Items]
Revenue			35,633,922	33,403,726
Cost of sales			(22,378,001)	(21,379,429)
Gross Profit			13,255,921	12,024,297
Other Operating Income			378,973	324,021
Selling, general and administrative expenses			(6,462,069)	(5,728,696)
Depreciation and amortization			(4,773,414)	(3,971,865)
Operating Profit			2,399,411	2,647,757
Investment income			156,154	39,712
Profit before financing and income taxes			2,555,565	2,687,469
Finance Income			108	10,291
Finance Expenses			(1,951,675)	(1,479,889)
Interest expenses on pension liabilities			(1,995)	(4,938)
Interest expenses on Lease liabilities			(249,964)	(191,912)
Net Finance Expenses			(2,203,526)	(1,666,448)
Profit before tax			352,039	1,021,021
Income tax (expense) / benefit			(183,100)	(346,499)
Profit for the year			₨ 168,939	₨ 674,522